Financial assets and financial liabilities - Financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 2,623,700	R$ 2,570,448
Current	314,814	282,165
Non-current	2,308,886	2,288,283
At amortized cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	112,073	99,697
At amortized cost | Loans and financing
Disclosure of financial liabilities [line items]
Financial liabilities	2,181,819	1,620,246
At amortized cost | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	327,834	323,339
At amortized cost | Accounts payable from acquisition of subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities		507,361
At FVPL | Share-based compensation
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 1,974	R$ 19,805